5. EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Equipment
		December 31, 2014			December 31, 2013
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Depreciation	Value	Cost	Depreciation	Value

Office equipment	$81,314	$60,877	$20,437	$92,057	$64,123	$27,934
Computer equipment	363,823	290,361	73,462	459,426	349,636	109,790
Field equipment	217,036	141,797	75,239	251,604	144,786	106,818
Buildings	48,762	40,334	8,428	246,540	202,139	44,401
	$710,935	$533,369	$177,566	$1,049,627	$760,684	$288,943